Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
Innovator U.S. Equity Power Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Innovator U.S. Equity Power Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $468.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Innovator U.S. Equity Power Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $621.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)